CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares		12 Months Ended
	Oct. 17, 2014	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Dividend to shareholders, per ordinary share	$ 0.022	$ 0.002